UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Avenue, #210, La Jolla, CA            92037

(Address of principal executive offices)

              (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Avenue, #210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Mundoval Fund

SEMI-ANNUAL REPORT

June 30, 2008

Mundoval Fund

Semi-Annual Report

June 30, 2008

Fellow Shareholders,

For the one year period ended June 30, 2008, the Mundoval Fund (the “Fund”) returned -11.50% versus  -10.68% for the MSCI World Index. Since inception on September 3, 2004, the annualized rate of return for the Mundoval Fund has been 8.72% versus 10.10% for the MSCI World Index.

Positive factors impacting investment performance of the Fund during the quarter included the Telecommunications (Telefonos de Mexico), Health Care (Astra Zeneca, Glaxosmithkline plc & Novartis) and Information Technology sectors (Dell & Taiwan Semiconductor). Negative factors impacting performance of the Fund during the quarter included Financial (American International Group, Citigroup & Bank of America) and Industrial (Ingersoll-Rand & Illinois Toolworks) and Consumer Staples sectors (Procter & Gamble & Unilever).

Intel was sold during the quarter because the investment adviser believed its share price fairly reflected the intrinsic value of the business. New security positions for the quarter included Diageo Plc, Bank of America, Omnicom Group Inc. & Wellpoint Health Net.

Healthcare holdings (Astra Zeneca, Pfizer, Novartis, Johnson & Johnson, Amgen, Wellpoint, Amgen and Sanofi Aventis) represent the largest sector in the Fund. The Information Technology Sector (Dell, Microsoft, Cisco Systems and Taiwan Semiconductor) is prominently represented as well. The Fund owns shares of common stock in 34 companies as of June 30, 2008.

As we enter the third quarter of 2008 and continue to experience share price volatility as a result of economic uncertainty on a global basis, it is appropriate to recall the writings of John Burr Williams from over 50 years ago in his book, The Theory of Investment Value. Mr. Williams set forth the equation for value, which we condense here: The value of any stock, bond or business today is determined by the cash inflows and outflows- “discounted at an appropriate rate- that can be expected to occur during the remaining life of the asset. The critical factor in investing is to determine the intrinsic value of a business and pay a fair or bargain price. Efforts to predict the direction of the stock market, the economy, interest rates or elections are futile and should be entirely avoided in favor of the purchase of businesses at a sensible price with excellent economics and able, honest management. Thereafter, an investor only needs to monitor whether these qualities are being preserved. More often than not, investment success can be attributed to inactivity”. Your investment in the Mundoval Fund will be managed with the aforementioned investment discipline and philosophy at all times. In addition, your portfolio manager is the largest owner of shares in the Mundoval Fund ensuring that my personal financial interests are aligned with all of the other shareholders in the Fund.

Thank you for your continued support and confidence.

Arthur Q. Johnson, CFA

Portfolio Manager

2008 Semi-Annual Report  1

Mundoval Fund  (Unaudited)

*Net Cash represents cash equivalents and other assets less liabilities.

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR PERIODS ENDED JUNE 30, 2008.

June 30, 2008  NAV $12.05

   Since

       1Year(A)                 Inception(A)

Mundoval Fund                                                     -11.50%                       8.72%

MSCI World Index(B)                                                                -10.68%                    10.10%

(A) 1 Year and Since Inception returns include change in share prices and in each case  includes reinvestment of any dividends and capital gain distributions. The inception date of the Mundoval Fund was September 3, 2004.

(B) The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australia, Asia, the Far East and North America. The MSCI World Index is an unmanaged index and does not reflect mutual fund fees and expenses.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-595-2877.

2008 Semi-Annual Report  2

Availability of Quarterly Schedule of Investments  (Unaudited

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines  (Unaudited)

A.Q. Johnson & Co., Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by caling our toll free number (1-800-595-2877) or by visiting the Fund’s website at www.mundoval.com. The policies and procedures also are included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-800-595-2877). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Expense Example (Unaudited)

Shareholders of this Fund incur ongoing expenses consisting soley of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                     Expenses Paid

                                                                  Beginning                     Ending                        During the Period*

                                                               Account Value            Account Value                   January 1, 2008

 January 1, 2008            June 30, 2008                    to June 30, 2008

Actual                                  $1,000.00                    $901.27                               $7.09

Hypothetical                         $1,000.00                   $1,017.40                             $7.52

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2008 Semi-Annual Report  3

Mundoval Fund
		Schedule of Investments
		June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Beverages
1,000	Diageo plc **	$ 73,870	0.72%

Biological Products, (No Diagnostic Substances)
4,000	Amgen Inc. *	188,640	1.85%

Books: Publishing or Publishing & Printing
24,000	Pearson plc **	294,000	2.88%

Cement, Hydraulic
14,000	Cemex SA de CV * **	345,800	3.39%

Chemicals & Allied Products
4,000	BASF Aktiengesellschaft **	550,400	5.40%

Computer Communications Equipment
14,000	Cisco Systems Inc. *	325,640	3.19%

Electric Lighting & Wiring Equipment
10,000	Telmex Internacional, S.A.B. de C.V. **	161,000	1.58%

Electronic Computers
17,000	Dell Inc. *	371,960	3.65%

Fire, Marine & Casualty Insurance
7,000	American International Group Inc.	185,220	1.82%

Food and Kindred Products
11,500	Unilever plc **	326,715	3.20%

General Industrial Machinery & Equipment
7,000	Illinois Tool Works Inc.	332,570
9,500	Ingersoll-Rand Co. Ltd.	355,585
		688,155	6.75%

Hospital & Medical Service Plans
4,000	WellPoint Inc. *	190,640	1.87%

Life Insurance
10,000	ING Groep NV **	315,500	3.09%

National Commercial Banks
3,500	Bank of America Corporation	83,545
8,000	Citigroup Inc.	134,080
		217,625	2.13%

Pharmaceutical Preparations
10,000	AstraZeneca plc **	425,300
7,500	GlaxoSmithKline plc **	331,650
7,700	Johnson & Johnson	495,418
6,500	Novartis AG **	357,760
18,500	Pfizer Inc.	323,195
10,500	Sanofi-Aventis **	348,915
		2,282,238	22.39%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
8,500	Dow Chemical Co.	296,735	2.91%

Radiotelephone Communications
7,000	SK Telecom Co. Ltd. * **	145,390
20,000	Tele Norte Leste Participacoes S.A. **	498,200
10,000	Telefonos de Mexico SA de CV **	236,800
		880,390	8.64%

Rubber & Plastics Footwear
6,200	Nike Inc. Cl B	369,582	3.63%

Savings Institution, Federally Chartered
2,000	HSBC Holdings plc **	153,400	1.50%

Semiconductors & Related Devices
32,000	Taiwan Semiconductor Manufacturing Co. Ltd. **	349,120	3.42%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  4

Mundoval Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Services - Advertising Agencies
2,000	Omnicom Group Inc.	$ 89,760	0.88%

Services - Motion Picture & Video
24,000	Time Warner Inc.	355,200	3.48%

Services - Prepackaged Software
11,000	Microsoft Corp.	302,610	2.98%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
4,700	Procter & Gamble Co.	285,807	2.81%

Surgical & Medical Instruments & Apparatus
5,300	3M Co.	368,827	3.63%

Total for Common Stock (Cost - $9,935,416)		$ 9,968,834	97.79%

Cash Equivalents
213,983	First American Treasury Obligation Fund Cl Y 1.67% ***	213,983	2.10%
	(Cost - $213,983)

	Total Investments	10,182,817	99.89%
	(Cost - $10,149,399)

	Other Assets in Excess of Liabilities	11,354	0.11%

	Net Assets	$ 10,194,171	100.00%

*** Variable Rate Security; The Yield Rate shown represents the rate at June 30, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  5

Mundoval Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2008

Assets:
Investment Securities at Market Value	$ 10,182,817
(Cost - $10,149,399)
Dividend Receivable	24,186
Interest Receivable	690
Receivable for Fund Shares Sold	100
Total Assets	10,207,793
Liabilities:
Payable to Adviser	13,622
Total Liabilities	13,622
Net Assets	$ 10,194,171

Net Assets Consist of:
Capital Paid In	$ 9,713,069
Accumulated Undistributed Net Investment Income	94,541
Accumulated Undistributed Realized Gain on Investments - Net	353,143
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	33,418
Net Assets, for 845,703 Shares Outstanding	$ 10,194,171
(No without par value, unlimited shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($10,194,171/845,703 shares)	$ 12.05

Statement of Operations (Unaudited)
For the six months ended June 30, 2008

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $17,001)	$ 168,569
Interest	2,810
Total Investment Income	171,379
Expenses:
Management Fees	80,364
Total Expenses	80,364

Net Investment Income	91,015

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	444,105
Net Change in Unrealized Appreciation on Investments	(1,676,396)
Net Realized and Unrealized Loss on Investments	(1,232,291)

Net Decrease in Net Assets from Operations	$ (1,141,276)

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  6

Mundoval Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2008	9/1/2007	9/1/2006
	to	to	to
	6/30/2008	12/31/2007	8/31/2007
From Operations:
Net Investment Income	$ 91,015	$ 39,165	$ 141,776
Net Realized Gain (Loss) on Investments	444,105	410,595	759,851
Change in Net Unrealized Appreciation	(1,676,396)	(564,613)	1,027,787
Increase (Decrease) in Net Assets from Operations	(1,141,276)	(114,853)	1,929,414
From Distributions to Shareholders:
Net Investment Income	-	(144,218)	(64,674)
Net Realized Gain from Security Transactions	-	(1,112,427)	(92,581)
Change in Net Assets from Distributions	-	(1,256,645)	(157,255)
From Capital Share Transactions:
Proceeds From Sale of Shares	488,656	340,362	6,355,148
Shares Issued on Reinvestment of Dividends	-	1,256,645	157,255
Cost of Shares Redeemed	(885,342)	(1,975,202)	(2,375,569)
Net Increase (Decrease) from Shareholder Activity	(396,686)	(378,195)	4,136,834

Net Increase (Decrease) in Net Assets	(1,537,962)	(1,749,693)	5,908,993

Net Assets at Beginning of Period	11,732,133	13,481,826	7,572,833
Net Assets at End of Period
(Including Accumulated Undistributed Net Investment	$ 10,194,171	$ 11,732,133	$ 13,481,826
Income of $94,541, $3,526 and $108,579, respectively)

Share Transactions:
Issued	38,013	21,854	454,602
Reinvested	-	93,016	11,297
Redeemed	(69,757)	(128,832)	(161,118)
Net Increase (Decrease) in Shares	(31,744)	(13,962)	304,781
Shares Outstanding Beginning of Period	877,447	891,409	586,628
Shares Outstanding End of Period	845,703	877,447	891,409

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	1/1/2008		9/1/2007		9/1/2006	9/1/2005	9/3/2004*
	to		to		to	to	to
	6/30/2008		12/31/2007		8/31/2007	8/31/2006	8/31/2005
Net Asset Value -
Beginning of Period	$ 13.37		$ 15.12		$ 12.91	$ 11.04	$ 10.00
Net Investment Income *****	0.11		0.05		0.16	0.11	0.10
Net Gain (Loss) on Securities
(Realized and Unrealized)	(1.43)		(0.20)		2.25	1.84	0.95
Total from Investment Operations	(1.32)		(0.15)		2.41	1.95	1.05

Distributions (From Net Investment Income)	-		(0.18)		(0.08)	(0.08)	(0.01)
Distributions (From Realized Capital Gains)	-		(1.42)		(0.12)	-	-
Total Distributions	-		(1.60)		(0.20)	(0.08)	(0.01)

Net Asset Value -
End of Period	$ 12.05		$ 13.37		$ 15.12	$ 12.91	$ 11.04
Total Return ****	(9.87)%	***	(1.09)%	***	18.81%	17.70%	10.46%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	10,194		11,732		13,482	7,573	4,800
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	**	1.50%	1.50%	1.50%	**
Ratio of Net Investment Income to Average Net Assets	1.70%	**	0.91%	**	1.15%	0.93%	0.97%	**
Portfolio Turnover Rate	11.37%	***	3.86%	***	25.49%	26.46%	14.94%	**

* Commencement of Operations.
** Annualized.
*** Not Annualized.
**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
***** Per share amounts were calculated using the average shares method.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  7

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUND

June 30, 2008

(UNAUDITED)

1.) ORGANIZATION

Mundoval Fund (the "Fund") is a non-diversified series of the Mundoval Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on March 24, 2004 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund commenced operations on September 3, 2004.  The Fund's investment objective is long-term capital appreciation. Effective September 1, 2007, the Fund’s Board of Trustees elected to change the Fund’s fiscal year end to December 31.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use

2008 Semi-Annual Report 8

Notes to the Financial Statements  (Unaudited) - continued

in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                        Value of

                                                      Investments

Valuation Inputs                                                                  in Securities

Level 1- Quoted Prices

      $10,182,817

Level 2- Significant Other Observable Inputs

          0

Level 3- Significant Unobservable Inputs                                                 0

Total

      $10,182,817

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective September 1, 2007 the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”, FIN 48 establishes financial reporting rules reguarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the six month period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.The Fund is not subject to examination by U.S. federal tax authorities before 2004.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.)  INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the “Management Agreement”) with A.Q. Johnson & Co., Inc. (the “Adviser”).  Under the terms of the Management Agreement the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all nec-

2008 Semi-Annual Report  9

Notes to the Financial Statements   (Unaudited) - continued

essary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  As a result of the above calculation, for the six month period ended June 30, 2008 the Adviser earned management fees totaling $80,364, of which $13,622 was payable to the Adviser as of June 30, 2008.

Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

4.) RELATED PARTY TRANSACTIONS

The Trustees who are not interested persons of the Fund were paid $500 each in Trustees fees by the Adviser for the six month period ended June 30, 2008. Under the Management Agreement, the Adviser pays these fees.

5.) INVESTMENTS

For the six month period ended June 30, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,193,384 and $1,628,142, respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at June 30, 2008 was $10,149,399.  At June 30, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

             $1,251,636

 ($1,218,218)

                             $33,418

6.)

 CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2008, Arthur Q. Johnson held, in aggregate, 53.25% of the Fund and therefore may be deemed to control the Fund. Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund.

7.) CAPITAL SHARES

At June 30, 2008 an unlimited number of shares of beneficial interest were authorized.  845,703 shares were issued and outstanding and paid in capital was $9,713,069.

8.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods shown below were as follows:

Distributions paid from:

                                1/1/08 to 6/30/08          9/1/07 to 12/31/07       9/1/06 to 8/31/07

Ordinary Income

            $            -0-                 $    144,218                $    64,674

Short-Term Capital Gain

              -0-                       179,360                            -0-

Long-Term Capital Gain

              -0-                       933,067                     92,581

 $           -0-                   $1,256,645                $  157,255

2008 Semi-Annual Report  10

ADDITIONAL INFORMATION

June 30, 2008

(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On February 13, 2008, the Board of Trustees (the “Trustees” or the “Board”) for the Mundoval Fund met to consider the renewal of the Management Agreement (the "Agreement"). In renewing the  Agreement, the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the investment adviser; (ii) the nature, extent and quality of the services provided by the investment adviser to the Fund;  (iii) the cost of the services provided and the profits realized by the adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with the Adviser to discuss the terms of the Agreement. The Board reviewed the history of the Adviser, including background and investment management experience, as well as the Fund's performance for the last fiscal year, important factors relating to the Fund's performance, the Adviser's investment and research strategy, the Adviser's strength, and expected expenses and revenue from the Fund.

The Board gave careful consideration to factors deemed relevant to the Trust and the Fund as well as the nature, extent and quality of the services to be provided by the Adviser and the performance of the Fund since commencement of operations. The Trustees analyzed the Adviser's experience and the capabilities of the portfolio manager. The Trustees reviewed and discussed the Adviser's Form ADV, internal compliance policies and financials.  The Trustees also compared the Fund's management fee and total annual operating expenses with those of comparable funds.

As to the performance of the Fund, the materials from the Adviser included information regarding the Fund's performance compared to a peer group of 25 similar funds.  The Trustees noted that the Fund performed within the range of its peers.  It was noted that the Mundoval Fund was up 7.67% for the 12 month period ended December 31, 2007, compared to 7.26% for the peer group and 9.04% for the MSCI World Index.  Since inception, the Mundoval Fund returned an average of 13.58% compared to 15.51% for the MSCI World Index.  The Trustees also reviewed the performance of other accounts managed by the Adviser with a comparable mandate.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities.  The Adviser summarized the information provided to the Board.  The Trustees discussed the Adviser's financial condition, the portfolio manager's background and investment management experience.  The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and the 17j-1 certifications.  The Adviser walked the Board through the Form ADV and discussed its financial stability.

As to the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund, it was noted that the Adviser is paying substantially all operating expenses of the Fund and that the Adviser's relationship with the Fund has resulted in a slight profit to the Adviser.  In addition to advisory services, the Adviser also provides the Fund with officers, including the CCO, and office space.  Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from its peer group.  Included in the comparison were funds with similar asset ranges.  It was noted that while the Adviser's management fee was the highest in the peer group, the Adviser is responsible under the Agreement for paying all but a very small fraction of the Fund's expenses out of the management fee.  The Trustees also noted that the Fund's current expense ratio of 1.50% was less than the average expense ratio of 1.78% for the Peer Group.  The Adviser also provides sub-advisory services to another fund for which it is paid 0.50%.  However, the Adviser does not provide office space, a compliance officer and other services to the fund, nor does it pay all of the funds expenses out of its sub-advisory fee.  Finally, the Trustees reviewed information regarding fees charged by the Adviser for separate accounts.  The Board noted that the Adviser is paid 1.00% for separate accounts management, but does not provide the same comprehensive level of services to separate accounts as is provided to the Fund.   Furthermore, the Board noted that the effective management fee rate after the Adviser pays expenses for the Fund is substantially less that 1.00%.  Having considered the comparative

2008 Semi-Annual Report  11

Additional Information (Unaudited) - continued

data as described above, the Trustees concluded that the management fee and expense ratio were reasonable.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that the Adviser represented to the Board that the Adviser would consider including breakpoints in the management fee as the Fund grows, thereby benefiting shareholders.

After reviewing all the information presented, the non-interested Trustees met in executive session.  The Trustees discussed the performance of the Fund and the Adviser's compensation. Based upon the information provided, the Board concluded that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.

2008 Semi-Annual Report  12

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2008 Semi-Annual Report  13

Board of Trustees

William W. Eigner

Arthur Q. Johnson

David B. Marino

Greg S. Young

Investment Adviser

A.Q. Johnson & Co., Inc.

7855 Ivanhoe Ave., Ste. 210

La Jolla, CA 92037

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Dr., Suite 400

Broadview Hts., OH 44147

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Mundoval Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mundoval Funds

By: /s/ Arthur Q. Johnson

Arthur Q. Johnson

President

Date:                 9/5/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Arthur Q. Johnson

Arthur Q. Johnson

President

Date:                 9/5/2008

By: /s/ Arthur Q. Johnson

Arthur Q. Johnson

Chief Financial Officer

Date:                 9/5/2008